PROVISIONS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2018
Disclosure Of Provisions And Contingent Liabilities [Abstract]
Disclosure of other provisions, contingent liabilities and contingent assets [text block]
NOTE 20. PROVISIONS AND CONTINGENT LIABILITIES

20.1	Provisions

The following tables show the detail of the provisions:

As of December 31, 2018

	Judicial proceedings	Administrative proceedings	Financial guarantees (1)	loan commitments (1)	Onerous contracts	Total
In millions of COP
Balance at December 31, 2017	30,412	1,592	52,290	99,500	-	183,794
Effect of adoption of IFRS 9	-	-	(3,215)	(8,574)	-	(11,789)
Balance at January 1, 2018	30,412	1,592	49,075	90,926	-	172,005
Additions recognized in the year	22,281	7,272	7,708	21,922	2,759	61,942
Provisions used during the period	(6,489)	-	(5)	-	-	(6,494)
Provisions reversed during the period	(10,177)	(8,395)	(33,686)	(13,713)	-	(65,971)
Foreign currency translation adjustment	606	-	8	5,424	274	6,312
Effect of discounted cash flows	239	-	-	-	-	239
Final balance at December 31, 2018	36,872	469	23,100	104,559	3,033	168,033

(1)
The provisions for financial guarantees and loan commitments as of December 31, 2018 were estimated according to the expected credit losses methodology required by IFRS 9, on the other hand, the estimations for the year ended as of December 31, 2017 were computed under IAS 39, therefore both amounts are not comparable. For further information see Note 32 Impacts on application of new standards.

As of December 31, 2017

	Judicial proceedings	Administrative proceedings	Financial guarantees	loan commitments	Total
In millions of COP
Balance at January 1, 2017	29,135	1,312	77,366	100,748	208,561
Additions recognized in the year	23,396	302	55,539	27,198	106,435
Provisions used during the period	(10,623)	-	-	-	(10,623)
Provisions reversed during the period	(11,504)	-	(80,615)	(28,127)	(120,246)
Foreign currency translation adjustment	(90)	-	-	(319)	(409)
Effect of discounted cash flows	98	(22)	-	-	76
Balance at December 31, 2017	30,412	1,592	52,290	99,500	183,794

The following explains the significant changes in the provisions of financial guarantees and loan commitments during period at December 31, 2018 which were estimated using the expected credit loss model required by IFRS 9 (2014):

	Stage 1	Stage 2	Stage 3	TOTAL
Balance at January 1, 2018	125,189	14,502	310	140,001
Net remeasurement of loss allowance	(24,851)	3,239	17,602	(4,010)
Transfer 12-month ECL	(16,727)	(20,644)	(3,528)	(40,899)
Transfer Lifetime ECL not credit-impaired	(5,216)	33,702	(7,769)	20,717
Transfer Lifetime ECL credit-impaired	(2,908)	(9,819)	28,899	16,172
Provisions used during the period	28,360	988	6,741	36,089
Provisions reversed during the period	(20,459)	(4,757)	(24,637)	(49,853)
Translation adjustment	4,515	918	(1)	5,432
Balance at December 31, 2018	112,754	14,890	15	127,659

Judicial proceedings

The judicial provisions refer to pending legal proceedings on employment matters, ordinary lawsuits, class actions suits, civil actions within criminal prosecutions and executive proceedings against the Bank. In the opinion of management, after receiving pertinent legal advice, the payments that will be made by these processes will not generate significant losses in addition to the provisions recognized as of December 31, 2018 and 2017, the Bank does not expect to obtain any kind of reimbursement from judicial proceedings raised against it and, therefore, has not recognized any assets for that purpose.

Administrative proceedings

During 2018 equity tax provisions for the year 2011 were reversed. Administrative proceedings provisions as of December 31, 2018 refers to success fees on the processes in tax litigation conducted by legal advisors.

Financial guarantees

In order to meet the needs of its customers, the Bank issues financial standby letters of credit and bank guarantees. These are commitments issued by the Bank to guarantee the performance of a customer to a third party and are mainly issued to guarantee agreements established between parties from the energy sector, private sector and public procurement contracts. The Bank expects most of those guarantees provided to expire before they are used.

The events or circumstances that would require the Bank to perform under a guarantee are determined by the type of guarantee:

Guarantees for the energy sector

The Bank shall be responsible before the guarantee’s beneficiary in the following situations:

•	Breach of the contract signed by the guaranteed entity.
•	Lack of energy supply due to a low availability from the generating company (the guaranteed entity).

Guarantees for public procurement

The amount guaranteed should be reimbursed by the Bank to the beneficiary of the guarantee which is a Government entity, in case the contractor breaches the agreed terms or its legal obligations.

Commitment issued by the Bank to guarantee the performance of a customer from the private sector

The amount guaranteed should be reimbursed to the beneficiary of the guarantee in case of breach of agreed covenants by the customer guaranteed or upon its financial insolvency.

As of December 31, 2018

Maturity	Financial Guarantees
In millions of COP
Guarantees under 1 month	303,308
Guarantees greater than 1 month and up to 3 months	780,103
Guarantees greater than 3 months and up to 1 year	2,287,434
Guarantees greater than 1 year and up to 3 years	1,426,992
Guarantees greater than 3 year and up to 5 years	277,710
Guarantees greater than 5 years	177,828
Total	5,253,375

As of December 31, 2017

Maturity	Financial Guarantees
In millions of COP
Guarantees under 1 month	960,268
Guarantees greater than 1 month and up to 3 months	1,230,687
Guarantees greater than 3 months and up to 1 year	2,946,250
Guarantees greater than 1 year and up to 3 years	1,224,061
Guarantees greater than 3 year and up to 5 years	149,238
Guarantees greater than 5 years	191,139
Total	6,701,643

The total amount outstanding is the maximum potential payments which represent a “worst-case scenario”, and do not reflect expected results.

Loan commitments

In order to meet the needs of its customers, the Bank issues loan commitments, letters of credit and bank guarantees. Loan commitments are those approved irrevocable loans, in which, despite having acquired a commitment to grant them, due to the contract or agreement or for any other reason they are still pending disbursement.

Onerous contracts

For the Bank an onerous contract is a contract in which the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received under it.

20.2	Contingent liabilities

The contingencies with a claimed amount higher than USD 5,000 by claimed amount against the Bank, with significant importance to be disclosed in notes to the financial statements as of December 31, 2018 are presented below:

BANCOLOMBIA

Constitutional Public Interest Action (“Acción Popular”) of Carlos Julio Aguilar, et al.

This constitutional public interest action (“Acción Popular”) was filed by the plaintiff arguing that the restructuring of the Departamento del Valle’s financial obligations and the performance plan executed, allegedly violates the collective rights of the public administration’s morality and of the public funds of the Departamento del Valle.

This action was on hold due to its merger with the constitutional public interest action filed by Carlos Aponte against various financial institutions. As of December 31, 2018, such proceeding is in the evidentiary stage, specifically in the practice of the expert opinion and no provisions have been made.

Fiscal Responsibility Lawsuit (“Proceso de responsabilidad fiscal”) between Contraloría Departamental de Cundinamarca vs. GEHS, Bancolombia, et al.

The Wastewater Treatments Plant Chía I Delicias Sur of the Municipality of Chía’s development was defined through a leasing agreement entered on September 28, 2015 by and between the Municipality of Chia (tenant) and Bancolombia S.A., valued at USD 5,846. The object of such agreement was the financing of the project, optimization, design and construction of the wastewater treatment plant PTAR Chía I Delicias Sur; as of December 31, 2018, the agreement was in the stage of advances (with payment of interest on the disbursements made to the supplier), which refers to the contractual stage in which they are delivered resources for the execution of the project in advance of the final payment. The current Mayor of the Municipality of Chía has conveyed anomalies he has found in the execution of the aforementioned project and, as a consequence of the aforementioned anomalies detected, the Contraloría de Cundinamarca initiated a fiscal responsibility lawsuit for an alleged patrimonial detriment in public funds of the amount of USD 5,846 against GEHS Global Environment and Health Solutions of Colombia (provider), Guillermo Varela Romero, Rafael Antonio Ballesteros Gómez, Luis Alejandro Prieto González and Bancolombia S.A.

As of December 31, 2018, the fiscal responsibility lawsuit is in the evidentiary stage and has a provision of USD 1,126.

DIAN

The authority on taxes of Colombia Dirección de Impuestos y Aduanas (DIAN) imposed a sanction to Bancolombia for the amount of USD 6,101, for the alleged breach of the tax collection agreement, originated in recording errors, extemporaneity and delivery of documents. Bancolombia filed an appeal for a reconsideration of the sanction resolution. As of December 31, 2018, the process is pending for the DIAN to resolve said appeal for reconsideration filed by the Bank,

As of December 31, 2018, the process has a provision of USD 1127.

Bancolombia´s Judicial Litigations concluded during 2018

The following contingencies listed below are contingencies reported as of December 31, 2017 that were concluded in the Bank’s favor as of December 31, 2018:

Case/Procedure	Amount	Termination/Decision
Miles of USD
Revocatory Action claim by Interbolsa S.A. Comisionista de Bolsa vs. Bancolombia	4,308	In Bancolombia’s favor

BANITSMO

Ordinary claim filed by Melenao Mora and Said Diaz:

The plaintiffs claim the payment of the costs of the material and moral damages resulting from a criminal proceeding filed by Banistmo (28-10-2004) against them for alleged criminal acts that caused damage to the bank because of the issuance of credit lines to enterprises where they figured as legal representatives.

The plaintiffs seek the payment of material and moral damages which according to their valuation amounts to USD 20,000. As of December 31, 2018 the claim is pending of the first instance judgment. The external counsel has labeled this contingency as remote.

Ordinary claim filed by Deniss Rafael Perez Perozo, Carlos Pérez Leal and others.

Promotora Terramar (a HSBC client) received USD 299 in payments through Visa Gift Cards issued by U.S Bank, as partial payment for two apartments in Panama City.

The Credit Card Securities and Fraud Prevention department of the HSBC bank detected an irregular activity promoted by Promotora Terramar, when a deposit monitoring alert was activated due to the high number of cards with the same BIN and Bank. Therefore, pursuant to the Business Establishments Affiliate Agreement, HSBC held from Promotora Terramar´s accounts USD 287; nevertheless, after further investigations the money was refunded.

The plaintiffs' claim a compensation of the material and moral damages caused, which according to their valuation amounts to USD 5,252. As of December 31, 2018, the process is suspended and pending of taking of evidence stage. Our external counsel has labeled this contingency as remote.

BANCO AGRÍCOLA

The authority on taxes of El Salvador, in accordance with the resolution of October 2018, determined that Banco Agrícola failed to pay and declare income taxes related to fiscal year 2014 for a total of USD 11,116 and the corresponding sanction.

The Bank filed an appeal. In the Bank´s opinion, the General Directorate of Internal Tax made some fact and law errors.

ARRENDADORA FINANCIERA S.A. ARFINSA SUBSIDIARY OF BANCO AGRÍCOLA

Corporación de Alimentos S.A. de CV

The plaintiffs claim alleged damages derived from funds wrongfully delivered to third parties that were not entitled to receiving said funds. The claim seeks USD 6,454. As of December 31, 2018 the process is in its taking of evidence stage. The external counsel has labeled this contingency as remote.

BANCO AGROMERCANTIL

Superintendencia de Administración Tributaria

The Superintendence of Tax Administration of Guatemala (STA) contested the income tax return corresponding to the year 2014 and demanded an adjustment from the Bank valued in
USD 6,752.
The Bank disagrees with the STA´s adjustment and initiated a judicial proceeding against the STA asking the court to declare the illegality of the adjustment. As of December 31, 2018, the plaintiff’s claim had been admitted and was awaiting a response from TSA.

Dany Ward Mcnab Valladares

The plaintiff´s claim is the annulment of non- recourse debts that were made in favor of BAM and Mercom Bank by North Shore Development Company, S.A. and the recognition of damages. The action is based on the fact that North Shore Development Company, S.A., when giving the assets in payment, was left without enough equity to respond for an obligation in the plaintiff´s favor for US 21,175. The claim was defended in August 2018. The external counsel has labeled this contingency as remote.